Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of contractual obligations [Table Text Block]
Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accruals	$3,833	$3,833	$3,436	$397	$-	$-
Lease liability	334	366	150	216	-	-
Promissory note (Note 9)	10,033	10,292	10,292	-	-	-
Convertible debt (Note 8)	84,356	87,611	87,611	-	-	-
Firm commitments	-	436	64	284	88	-
Total	$98,556	$102,538	$101,553	$897	$88	$-